Leases - Additional Information (Details)		1 Months Ended	12 Months Ended
	Aug. 01, 2023 USD ($)	Aug. 31, 2023	Dec. 31, 2025 USD ($) Agreement	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 Vessel	Nov. 05, 2025	May 31, 2025	Apr. 30, 2025 USD ($)	Jan. 29, 2025	Apr. 30, 2024	May 31, 2023	Aug. 31, 2022
Lessee, Lease, Description [Line Items]
Number of voyage charter agreements | Agreement			18
Number of short term time charter agreement | Agreement			1
Right-of-use assets from operating leases			$ 601,067	$ 5,047,490
Operating lease liability			40,896,405
Lease payments			13,902,781	9,882,108	$ 8,049,546
Aggregate future lease payments			$ 45,703,765
Related Party
Lessee, Lease, Description [Line Items]
Number of voyage charter agreements | Agreement			1
Right-of-use assets from operating leases			$ 40,279,432	0
Greece Office Leases
Lessee, Lease, Description [Line Items]
Operating leases, lease term					3 years
Singapore Office lease
Lessee, Lease, Description [Line Items]
Operating leases, lease term								2 years
Hong Kong Office Lease
Lessee, Lease, Description [Line Items]
Operating leases, lease term											3 years
Greece, Hong Kong and Singapore Office Leases
Lessee, Lease, Description [Line Items]
Right-of-use assets from operating leases			599,862	405,999
Operating lease liability			$ 599,862	405,999
Dubai Office Lease
Lessee, Lease, Description [Line Items]
Operating leases, lease term			12 months				1 year			1 year		1 year
Lease payments			$ 40,925	54,646	$ 27,798
Aggregate future lease payments			$ 4,050
Charter-in Vessels
Lessee, Lease, Description [Line Items]
Operating leases, lease term									5 years				2 years
Number of vessels | Vessel						2
Lease expiration period			Dec. 31, 2023
Operating leases, lease amount per day	$ 10,425
Estimated incremental borrowing rate					5.25%
Right-of-use assets from operating leases					$ 1,737,851				$ 45,913,646
Operating lease liability					1,737,851				$ 45,913,646
Gain (loss) on remeasurement of operating leases					0
Charter-in Vessels 1
Lessee, Lease, Description [Line Items]
Operating leases, lease term		7 months				8 months
Vessel leases, option period						0 years
Charter-in Vessels 2
Lessee, Lease, Description [Line Items]
Operating leases, lease term						12 months
Vessel leases, option period		9 months				1 year
Charter-out Vessels
Lessee, Lease, Description [Line Items]
Operating leases, lease term			12 months
Time charter revenue			$ 4,168,724	2,059,449	11,157,694
Charter-out Vessels 1
Lessee, Lease, Description [Line Items]
Operating leases, lease term													12 months
Voyage and time charter revenue amount			$ 9,411,014	$ 13,121,251	$ 10,810,985
Charter-out Vessels 2
Lessee, Lease, Description [Line Items]
Operating leases, lease term			5 years
Time charter revenue			$ 8,075,520
Office Leases
Lessee, Lease, Description [Line Items]
Weighted average discount rates used to calculate the operating lease liability			5.25%
Weighted average remaining lease term			49 months 15 days